Investment in Partially-Owned Entities Condensed Statement of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating income (loss) from equity method investments	$ 200,000		$ 12,300,000		$ (3,700,000)
Statement of Operations Investment in Partially-Owned Entities
Revenues	88,790,000		162,474,000		179,506,000
Operating expenses	(34,754,000)		(93,707,000)	[1]	(64,478,000)
Interest expense	(39,899,000)		(67,930,000)		(71,524,000)
Depreciation, amortization and other	(18,409,000)		(23,963,000)		(74,006,000)
Net loss	(4,272,000)	[2]	(23,126,000)	[2]	(30,502,000)	[2]
DRA/CLP JV
Impairment of real estate			$ 34,500,000

[1]	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.
[2]	In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.